Columbia Large Core Quantitative Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Large Core Quantitative Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Large Core Quantitative Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R5	Class W	Class Z
Management fees		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	0.25%	none
Other expenses	[1]	0.38%	0.38%	0.38%	0.07%	0.37%	0.38%	0.12%	0.38%	0.38%
Total annual fund operating expenses		1.22%	1.97%	1.97%	0.66%	0.96%	1.47%	0.71%	1.22%	0.97%
Less: Fee waiver/expense reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	none	none	(0.02%)	none	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.20%	1.95%	1.95%	0.66%	0.96%	1.45%	0.71%	1.20%	0.95%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.75% for Class I, 1.05% for Class K, 1.45% for Class R, 0.80% for Class R5, 1.20% for Class W and 0.95% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Large Core Quantitative Fund (USD $)	1 year	3 years	5 years	10 years
Class A	690	938	1,206	1,970
Class B	698	917	1,262	2,104
Class C	298	617	1,062	2,299
Class I	67	211	368	826
Class K	98	306	532	1,183
Class R	148	463	802	1,761
Class R5	73	227	396	886
Class W	122	385	669	1,480
Class Z	97	307	535	1,192

Expense Example, No Redemption Columbia Large Core Quantitative Fund (USD $)	1 year	3 years	5 years	10 years
Class A	690	938	1,206	1,970
Class B	198	617	1,062	2,104
Class C	198	617	1,062	2,299
Class I	67	211	368	826
Class K	98	306	532	1,183
Class R	148	463	802	1,761
Class R5	73	227	396	886
Class W	122	385	669	1,480
Class Z	97	307	535	1,192

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class includes the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. The returns shown for all periods for any share class that does not have available performance are the returns of Class A shares (without applicable sales charges) of the Fund. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

During the periods shown:
  Highest return for a calendar quarter was 15.99% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was –22.19% (quarter ended December 31, 2008).
  Class A year-to-date return was 17.46% at September 30, 2012.

(calendar year)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Large Core Quantitative Fund	Share Class Inception Date	1 year	5 years	Life of Fund
Class A	Apr. 24, 2003	(0.55%)	(2.17%)	4.83%
Class A shares returns after taxes on distributions	Apr. 24, 2003	(0.65%)	(2.90%)	3.78%
Class A shares returns after taxes on distributions and redemption of fund shares	Apr. 24, 2003	(0.23%)	(2.14%)	3.71%
Class B	Apr. 24, 2003	(0.37%)	(2.11%)	4.75%
Class C	Apr. 24, 2003	3.49%	(1.75%)	4.75%
Class I	Jul. 15, 2004	5.77%	(0.63%)	5.90%
Class K	Apr. 24, 2003	5.68%	(0.86%)	5.73%
Class R	Dec. 11, 2006	5.18%	(1.24%)	5.30%
Class R5	Dec. 11, 2006	5.78%	(0.64%)	5.78%
Class W	Dec. 01, 2006	5.53%	(1.05%)	5.54%
Class Z	Sep. 27, 2010	5.67%	(0.90%)	5.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	5.88%